Investment Objectives and Goals	Mar. 31, 2025
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund
Objective	Investment Objective
Objective, Primary	The Fund's investment objective is to provide current income exempt from regular federal income tax.
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund
Objective	Investment Objective
Objective, Primary	The Fund's investment objective is to provide current income exempt from regular federal income tax.
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund
Objective	Investment Objective
Objective, Primary	The Fund's investment objective is to seek to maximize after-tax total return.
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund
Objective	Investment Objective
Objective, Primary	The Fund's investment objective is to seek to maximize after-tax total return.